SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended
	May 05, 2021	Mar. 10, 2021	Feb. 11, 2021	Feb. 01, 2021	Jan. 12, 2021	May 04, 2020	Feb. 28, 2021	Feb. 19, 2021	Jan. 25, 2021	Jan. 21, 2021	Apr. 27, 2021	Apr. 15, 2021
Acquisition Payments			$ 1,050,000
William J. Stineman [Member]
Common Stock issued									1,980,000
William F. Stineman [Member]
Common Stock issued									360,000
Gary Kramer [Member]
Common Stock issued									270,000
Steven Sirus [Member]
Common Stock issued									90,000
Second 2020 Debenture [Member]
Number of shares issued								7,252,634	5,183,613
Conversion price								$ 0.0208	$ 0.0213
Second 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted								$ 150,000	$ 100,000
Second 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted								$ 855	$ 10,411
Paycheck Protection Promissory Note [Member]
Principal amount						$ 95,161				$ 117,487
Interest rate						1.00%				1.00%
Maturity date						May 06, 2022				Jan. 31, 2026
Third 2020 Debenture [Member]
Number of shares issued					10,887,819
Conversion price					$ 0.0185
Third 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted					$ 200,000
Third 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted					$ 1,425
First 2020 Debenture [Member]
Number of shares issued									7,094,732
Conversion price									$ 0.0213
First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted									$ 150,000
First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted									$ 1,118
Subsequent Event [Member]
Acquisition Payments		$ 1,050,000
Subsequent Event [Member] | K & L Beverage [Member]
Common Stock issued									6,300,000
Subsequent Event [Member] | Legacy S and S Beverage [Member]
Common Stock issued									9,000,000
Subsequent Event [Member] | William J. Stineman [Member]
Common Stock issued									1,980,000
Subsequent Event [Member] | William F. Stineman [Member]
Common Stock issued									360,000
Subsequent Event [Member] | Gary Kramer [Member]
Common Stock issued									270,000
Subsequent Event [Member] | Steven Sirus [Member]
Common Stock issued									90,000
Subsequent Event [Member] | S and S Beverage [Member]
Acquisition Payments		$ 1,050,000
Subsequent Event [Member] | Second 2020 Debenture [Member]
Number of shares issued								7,252,634	5,183,613
Conversion price								$ 0.0208	$ 0.0213
Subsequent Event [Member] | Second 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted								$ 150,000	$ 100,000
Subsequent Event [Member] | Second 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted								$ 855	$ 10,411
Subsequent Event [Member] | First 2021 Debenture [Member]
Principal amount												$ 900,000
Origination fees												41,000
Original issue discount												36,000
Structuring fee												5,000
Subsequent Event [Member] | Second 2021 Debenture [Member]
Principal amount												600,000
Original issue discount												$ 24,000
Subsequent Event [Member] | 2021 Debentures [Member]
Number of shares issued							154,958,678
Subsequent Event [Member] | Paycheck Protection Promissory Note [Member]
Principal amount				$ 117,487							$ 95,161
Interest rate				1.00%
Maturity date				Feb. 01, 2026
Subsequent Event [Member] | Third 2020 Debenture [Member]
Number of shares issued	14,436,426
Conversion price	$ 0.0213				$ 0.0185
Subsequent Event [Member] | Third 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted	$ 300,000				$ 200,000
Subsequent Event [Member] | Third 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted	7,496				$ 1,425
Subsequent Event [Member] | First 2020 Debenture [Member]
Number of shares issued									7,094,732
Conversion price									$ 0.0213
Subsequent Event [Member] | First 2020 Debenture [Member] | Principal [Member]
Conversion of Stock, Amount Converted									$ 150,000
Subsequent Event [Member] | First 2020 Debenture [Member] | Accrued Interest [Member]
Conversion of Stock, Amount Converted									$ 1,118
Subsequent Event [Member] | Partial Second Convertible Debenture [Member]
Principal amount	200,000
Subsequent Event [Member] | Partial Second Convertible Debenture [Member] | Principal [Member]
Purchase price	$ 192,000